Labor expenses - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Wages and employee benefit expenses	€ (4,548)	€ (4,241)
o/w French part-time for seniors plans	(225)	62
Others	(75)	(87)
Total labor expenses	(4,624)	(4,329)
Actuarial gains and losses on post-employment benefits, gross amount	€ (13)	170
French part-time for seniors plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actuarial gains and losses on post-employment benefits, gross amount		€ 84